Note 22 - Commitments and Contingency (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
2019	$225,471
2020	219,036
2021	38,306